Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Disclosure of changes in property, plant and equipment

	Oil and Gas	Plant and
($ millions)	Properties	Equipment	Total
Cost
At December 31, 2020(1)	43 622	84 036	127 658
Additions	755	3 901	4 656
Transfers from exploration and evaluation	-	-	-
Changes in decommissioning and restoration	(1 127)	(5)	(1 132)
Disposals and derecognition	(1 902)	(2 652)	(4 554)
Foreign exchange adjustments	(118)	49	(69)
At December 31, 2021(1)	41 230	85 329	126 559
Additions	1 149	4 261	5 410
Transfers from exploration and evaluation	34	-	34
Changes in decommissioning and restoration	1 321	(10)	1 311
Disposals and derecognition	(585)	(884)	(1 469)
Foreign exchange adjustments	101	218	319
Reclassified to assets held for sale (note 33)	(4 475)	(480)	(4 955)
At December 31, 2022	38 775	88 434	127 209

Accumulated provision
At December 31, 2020(1)	(25 757)	(33 771)	(59 528)
Depreciation, depletion, amortization and impairment	(1 216)	(4 465)	(5 681)
Disposals and derecognition	1 676	2 452	4 128
Foreign exchange adjustments	70	(2)	68
At December 31, 2021(1)	(25 227)	(35 786)	(61 013)
Depreciation, depletion, amortization and impairment	(1 049)	(7 347)	(8 396)
Disposals and derecognition	510	338	848
Foreign exchange adjustments	(60)	(107)	(167)
Reclassified to assets held for sale (note 33)	4 111	62	4 173
At December 31, 2022	(21 715)	(42 840)	(64 555)

Net property, plant and equipment
December 31, 2021(1)	16 003	49 543	65 546
December 31, 2022	17 060	45 594	62 654
(1)	For the years ended December 31, 2020 and December 31, 2021, the company reclassified certain balances between oil and gas properties and plant and equipment. This reclassification had no effect on net property, plant and equipment.

	December 31, 2022			December 31, 2021

		Accumulated	Net Book		Accumulated	Net Book
($ millions)	Cost	Provision	Value	Cost	Provision	Value
Oil Sands	92 601	(45 288)	47 313	87 849	(37 971)	49 878
Exploration and Production	16 541	(11 360)	5 181	21 495	(15 999)	5 496
Refining and Marketing	17 101	(7 435)	9 666	15 989	(6 596)	9 393
Corporate and Eliminations	966	(472)	494	1 226	(447)	779
	127 209	(64 555)	62 654	126 559	(61 013)	65 546